Stockholders' Equity - Schedule of Restricted Common Stock Award Activity (Details) - Restricted Stock - $ / shares	5 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2025	Dec. 31, 2024
Number of Shares
Beginning Balance (in shares)		2,882,924	3,018,966
Granted (in shares)	7,434,956	2,848,936	8,885,884
Vested (in shares)	(4,415,990)	(2,444,550)	(9,021,926)
Forfeited/ cancelled (in shares)		151,926
Ending Balance (in shares)	3,018,966		2,882,924
Weighted Average Fair Value
Beginning Balance (in dollars per share)		$ 0.02
Granted (in dollars per share)		2.28	$ 0.02
Vested (in dollars per share)		1.77	0.02
Forfeited/ cancelled (in dollars per share)		$ 0.02
Ending Balance (in dollars per share)			$ 0.02